Share capital	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Share capital

Note 7.    Share capital

Common shares

$ millions, except number of shares, for the three months ended		2019 Jan. 31		2018 Oct. 31			2018 Jan. 31
	Number of shares	Amount	Number of shares	Amount	Number of shares		Amount
Balance at beginning of period	442,826,380	$13,243	443,717,169	$13,201	439,313,303		$12,548
Issuance pursuant to:
Acquisition of The PrivateBank	–	–	–	–	1,689,450		194
Acquisition of Wellington Financial	–	–	–	–	378,848		47
Equity-settled share-based compensation plans	127,790	14	201,876	17	512,730		49
Shareholder investment plan (1)	524,183	57	423,029	48	1,643,165		197
Employee share purchase plan	299,646	33	234,739	29	265,005		32
	443,777,999	13,347	444,576,813	13,295	443,802,501		13,067
Purchase of common shares for cancellation	–	–	(1,750,000)	(52)	–		–
Treasury shares	24,264	3	(433)	–	22,490		3
Balance at end of period (2)	443,802,263	$13,350	442,826,380	$13,243	443,824,991	(3)	$13,070
(1)

Commencing with the dividends paid on April 27, 2018, the shares for the Dividend Reinvestment Option and Stock Dividend Option of the Shareholder Investment Plan (the Plan) were issued from Treasury without discount. Prior to this, these shares were issued at a 2% discount from average market price. The participants in the Share Purchase Option of the Plan continue to receive shares issued from Treasury with no discount.

(2)	Excludes 60,532 restricted shares as at January 31, 2019 (October 31, 2018: 60,764; January 31, 2018: 189,573).
(3)

Excludes 321,440 common shares which were issued and outstanding but which had not been acquired by a third party as at January 31, 2018. These shares were issued as a component of our acquisition of The PrivateBank.

Normal course issuer bid

On May 31, 2018, we announced that the Toronto Stock Exchange had accepted the notice of CIBC’s intention to commence a normal course issuer bid. Purchases under this bid will terminate upon the earlier of: (i) CIBC purchasing up to a maximum of 9 million common shares; (ii) CIBC providing a notice of termination; or (iii) June 3, 2019. No common shares have been purchased during the quarter.

Preferred shares

Non-cumulative Rate Reset Class A Preferred Shares Series 49 (NVCC)

On January 22, 2019, we issued 13 million Non-cumulative Rate Reset Class A Preferred Shares Series 49 (NVCC) (Series 49 shares) with a par value of $25.00 per share, for gross proceeds of $325 million. For the initial five-year period to the earliest redemption date of April 30, 2024, the Series 49 shares pay quarterly cash dividends, if declared, at a rate of 5.20%. On April 30, 2024, and on April 30 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 3.31%.

Holders of the Series 49 shares will have the right to convert their shares on a one-for-one basis into Non-cumulative Floating Rate Class A Preferred Shares Series 50 (NVCC) (Series 50 shares), subject to certain conditions, on April 30, 2024 and on April 30 every five years thereafter. Holders of the Series 50 shares will be entitled to receive a quarterly floating rate dividend, if declared, equal to the three-month Government of Canada Treasury Bill yield plus 3.31%. Holders of the Series 50 shares may convert their shares on a one-for-one basis into Series 49 shares, subject to certain conditions, on April 30, 2029 and on April 30 every five years thereafter.

Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 49 shares at par on April 30, 2024 and on April 30 every five years thereafter; we may redeem all or any part of the then outstanding Series 50 shares at par on April 30, 2029 and on April 30 every five years thereafter.

Regulatory capital and leverage ratios

Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at		2019 Jan. 31	2018 Oct. 31
Common Equity Tier 1 (CET1) capital		$25,336	$24,641
Tier 1 capital	A	28,679	27,908
Total capital		33,063	32,230

Total risk-weighted assets (RWAs) (1)		225,663	n/a
CET1 capital RWA (1)		n/a	216,144
Tier 1 capital RWA (1)		n/a	216,303
Total capital RWA (1)		n/a	216,462

CET1 ratio		11.2%	11.4%
Tier 1 capital ratio		12.7%	12.9%
Total capital ratio		14.7%	14.9%
Leverage ratio exposure	B	$674,962	$653,946
Leverage ratio	A/B	4.2%	4.3%
(1)

During 2018, before any capital floor requirement, there were three different levels of RWAs for the calculation of CIBC’s CET1, Tier 1 and Total capital ratios as CIBC elected in 2014 to phase-in the credit valuation adjustment (CVA) capital charge as permitted under OSFI’s guideline. Beginning in the first quarter of 2019 the ratios are calculated by reference to the same level of RWAs as the phase-in of the CVA capital charge has been completed.

n/a	Not applicable.

Our regulatory capital requirements are determined in accordance with guidelines issued by OSFI, which are based upon the risk-based capital standards developed by the Basel Committee on Banking Supervision.

CIBC has been designated by OSFI as a domestic systemically important bank (D-SIB) in Canada, and is subject to a CET1 surcharge equal to 1.0% of RWAs. OSFI currently requires D-SIBs to hold a 1.5% Domestic Stability Buffer (the Domestic Stability Buffer will be increased to 1.75% effective April 30, 2019). This results in current targets, including all buffer requirements, for CET1, Tier 1 and Total capital ratios of 9.5%, 11.0%, and 13.0%, respectively. These targets may be higher for certain institutions at OSFI’s discretion.

During the quarter ended January 31, 2019, we have complied with OSFI’s regulatory capital requirements.